Other operating expenses	12 Months Ended
Dec. 31, 2022
Other operating expenses [Abstract]
Other operating expenses

Other operating expenses
in EUR million	2022	2021	2020
Regulatory costs	1,250	1,265	1,105
Audit and non-audit services	31	34	29
IT related expenses	818	781	812
Advertising and public relations	331	305	335
External advisory fees	310	301	418
Office expenses	273	281	320
Travel and accommodation expenses	91	52	68
Contributions and subscriptions	109	112	110
Postal charges	31	38	38
Depreciation of property and equipment	485	573	578
Amortisation of intangible assets	226	261	251
(Reversals of) impairments of property and equipment	19	26	43
(Reversals of) impairments of intangible assets	60	95	515
Addition to / (unused amounts reversed of) provision for reorganisations	170	214	149
Addition to / (unused amounts reversed of) other provisions	117	254	39
Other	726	658	532
	5,047	5,251	5,341
Reference is made to Note 9 'Property and equipment' for (reversals of) impairments of property and equipment and Note 10 'Intangible assets' for (reversals of) impairments of intangible assets.
For further information on addition to (unused amounts reversed of) provision for reorganisations refer to Note 15 'Provisions' and for further information on addition to (unused amounts reversed of) other provisions refer to Note 15 'Provisions' and Note 45 'Legal proceedings'.
Regulatory costs
Regulatory costs represent contributions to the Deposit Guarantee Schemes (DGS), the Single Resolution Fund (SRF), local bank taxes and local resolution funds. Included in Regulatory costs for 2022, are contributions to DGS of EUR 425 million (2021: EUR 435 million; 2020: EUR 413 million) mainly related to the Netherlands, Germany, Belgium, and Poland and contributions to the SRF and local resolution funds of EUR 354 million (2021: EUR 308 million; 2020: EUR 277 million). In 2022 local bank taxes decreased by EUR 51 million from EUR 522 million in 2021 to EUR 470 million (2020: EUR 414 million).
In 2022, ING Bank Slaski, together with seven other Polish banks, has established an Institutional Protection Scheme (IPS). The fund can be used to ensure the liquidity and solvency of each of its participants, and to assist in the resolution of participating and non-participating banks. The contribution by ING amounts to EUR 99 million and is recognized as regulatory costs (DGS).